Financial Instruments Risk - Schedule of Contractual Cash Flows from Lease Receivables (Details) - CAD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		$ 9,759
Unearned finance income		(1,169)
Total lease receivable		8,590
Current	$ (2,094)	(2,094)	$ (1,883)
Long-term		6,496	$ 4,434
Next 12 months
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		2,480
Over 1 year to 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		2,396
Over 2 years to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		1,522
Over 3 years to 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		1,417
Over 4 years to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		1,127
Over 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		$ 817